Shareholder Report, Average Annual Return (Details) B863500_Direxion HCM Tactical Enhanced US ETF_TF_TSR Annual {TF}	12 Months Ended	28 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Direxion HCM Tactical Enhanced US ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion HCM Tactical Enhanced US ETF NAV
Average Annual Return, Percent	19.49%	24.05%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	21.45%	22.62%
NASDAQ-100 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ-100 Index
Average Annual Return, Percent	30.95%	27.38%